ADVANCED SERIES TRUST

AST Hotchkis & Wiley Large-Cap Value Portfolio

Supplement dated January 20, 2022 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Hotchkis & Wiley Large-Cap Value Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

New Subadvisory Arrangements, Strategy Changes and Name Change

The Board of Trustees of the Trust, on behalf of the Portfolio, approved the following changes: (i) adding Massachusetts Financial Services Company (MFS), T. Rowe Price Associates, Inc. (T. Rowe Price), and Wellington Management Company LLP (Wellington Management) as subadvisers to the Portfolio, to serve alongside Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); (ii) changing the name of the Portfolio to the "AST Large-Cap Value Portfolio"; (iii) revising the investment strategy of the Portfolio; and (iv) amending the subadvisory agreement among Hotchkis and Wiley, PGIM Investments LLC, and AST Investment Services, Inc relating to the Portfolio. These changes are expected to become effective on February 14, 2022.

To reflect these changes, the SAI relating to the Portfolio is hereby revised as follows, effective February 14, 2022:

A.All references in the SAI to "AST Hotchkis & Wiley Large-Cap Value Portfolio" are hereby changed to "AST Large-Cap Value Portfolio."

B.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Large-Cap Value Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the
Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.80% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

C.The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate
AST Large-Cap	Hotchkis and Wiley Capital	0.300% of average daily net assets to $500 million;
Value Portfolio	Management, LLC	0.275% of average daily net assets on the next $1.0 billion
0.250% of average daily net assets over $1.5 billion
	Massachusetts Financial Services	0.350% of average daily net assets to $100 million;
	Company	0.300% of average daily net assets on the next $400 million;
0.275% of average daily net assets over $500 million

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate
	T. Rowe Price Associates, Inc	Sleeve average daily net assets up to $100 million:
0.475% of average daily net assets to $50 million;
0.425% of average daily net assets over $50 million to $100
million
When Sleeve average daily net assets exceed $100 million:
0.375% of average daily net assets
When Sleeve average daily net assets exceed $200 million:
0.325% of average daily net assets
When Sleeve average daily net assets exceed $500 million:
0.30% on all assets to $500 million;
0.275% of average daily net assets over $500 million
When Sleeve average daily net assets exceed $1 billion:
0.275% of average daily net assets
When Sleeve average daily net assets exceed $1.5 billion:
0.25% of average daily net assets
When Sleeve average daily net assets exceed $2.0 billion:
0.245% of average daily net assets
When Sleeve average daily net assets exceed $3 billion:
0.24% of average daily net assets
When Sleeve average daily net assets exceed $4 billion:
0.23% of average daily net assets
When Sleeve average daily net assets exceed $5.5 billion:
0.225% of average daily net assets
When Sleeve average daily net assets exceed $7.5 billion:
0.22% of average daily net assets

	Wellington Management Company	0.250% of average daily net assets to $500 million;
	LLP	0.220% of average daily net assets on the next $500 million;
0.200% of average daily net assets over $1.0 billion

D.The section in Part I of the SAI entitled "Notes to Subadviser Fee Rate Table" is hereby revised by replacing the information pertaining to MFS, T. Rowe Price and Wellington Management with the information set forth below:

MFS: MFS has agreed to a voluntary subadvisory fee waiver arrangement that applies across each of the following portfolios or sleeves of portfolios managed by MFS:

-AST Academic Strategies Asset Allocation Portfolio (sleeve managed by MFS)

-AST Balanced Asset Allocation Portfolio (sleeve managed by MFS)

-AST Capital Growth Asset Allocation Portfolio (sleeve managed by MFS)

-AST Preservation Asset Allocation Portfolio (sleeve managed by MFS)

-AST Large-Cap Core Portfolio (sleeve managed by MFS)

-AST Large-Cap Value Portfolio (sleeve managed by MFS)

-AST MFS Global Equity Portfolio

-AST MFS Growth Allocation Portfolio

-AST MFS Growth Portfolio

-AST Mid-Cap Growth Portfolio (sleeve managed by MFS)

-AST Mid-Cap Value Portfolio (sleeve managed by MFS)

MFS has agreed to voluntarily reduce the monthly subadvisory fees paid by ASTIS and/or PGIM Investments to MFS for each portfolio listed above (or the sleeve thereof subadvised by MFS) by the following percentages and with respect to the subadvisory fees otherwise payable on the incremental assets of the combined average daily net assets of the portfolios (or the sleeve thereof subadvised by MFS) that fall into the tiers listed below during any calendar month. To the extent the fee waiver is triggered for any particular calendar month, the resulting incremental discount will be applied pro rata across each of the portfolios (or the portion thereof subadvised by MFS). In the event that the combined average daily net assets of the above listed portfolios are $5 billion or less during any particular calendar month, then this voluntary fee reduction will not be applicable for the respective month. MFS reserves the right to withdraw this waiver by delivery of a written notice to the Manager, which withdrawal shall become effective 30 days after such delivery.

Combined Average Daily Net Assets	Percentage Fee Waiver
First $5 billion	No Fee Reduction
Over $5 million and up to $7.5 billion	5% Fee Reduction
Over $7.5 million and up to $10 billion	7.5% Fee Reduction
Over $10 million and up to $20 billion	10% Fee Reduction
Over $20 billion and to $30 billion	15% Fee Reduction
Over $30 billion	20% Fee Reduction

T. Rowe Price: For purposes of calculating the subadvisory fee payable to T. Rowe, the large cap value strategy assets managed by T. Rowe will be aggregated with the large-cap value strategy assets managed by T. Rowe for all other Prudential entities, including the assets of certain insurance company separate accounts managed by T. Rowe for the Retirement business of Prudential and its affiliates.

T. Rowe Price has agreed to a voluntary subadvisory fee waiver arrangement for the following Portfolios:

-Advanced Series Trust AST Advanced Strategies Portfolio

-Advanced Series Trust AST Large-Cap Value Portfolio

-Advanced Series Trust AST T. Rowe Price Asset Allocation Portfolio

-Advanced Series Trust AST T. Rowe Price Corporate Bond Portfolio

-Advanced Series Trust AST T. Rowe Price Diversified Real Growth Portfolio

-Advanced Series Trust AST T. Rowe Price Growth Opportunities Portfolio

-Advanced Series Trust AST T. Rowe Price Large-Cap Growth Portfolio

-Advanced Series Trust AST T. Rowe Price Natural Resources Portfolio

-The Prudential Series Fund PSF Global Portfolio

T. Rowe Price has agreed to reduce the monthly subadvisory fee for each Portfolio listed above (or the portion thereof subadvised by T. Rowe Price) by the following percentages based on the combined average daily net assets of the Portfolios listed above (or the portion thereof subadvised by T. Rowe Price) and the assets of certain insurance company separate accounts managed by T. Rowe Price for the Retirement business of Prudential and its affiliates (the "other accounts"):

Combined Average Daily Net Assets up to $20 billion:

-2.5% fee reduction on combined assets up to $1 billion

-5.0% fee reduction on combined assets on the next $1.5 billion

-7.5% fee reduction on combined assets on the next $2.5 billion

-10.0% fee reduction on combined assets on the next $5.0 billion

-12.5% fee reduction on combined assets above $10.0 billion

Combined Average Daily Net Assets above $20 billion:

-12.5% fee reduction on combined assets up to $20 billion

-15.0% fee reduction on combined assets on the next $10 billion

-17.5% fee reduction on combined assets over $30 billion

Wellington Management: For purposes of calculating the subadvisory fee payable to Wellington Management with respect to AST Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Core Fixed Income Portfolio, AST Global Bond Portfolio, AST Large-Cap Value Portfolio, AST Mid-Cap Value Portfolio, AST Preservation Asset Allocation Portfolio, AST Small-Cap Growth Portfolio and AST Wellington Management Hedged Equity Portfolio, Wellington Management has agreed to voluntarily reduce its subadvisory fee rates by the following percentages (based on combined aggregate subadvisory fees paid to Wellington Management:

Combined Annualized Subadviser Fees	Percentage Fee Waiver
Up to $15 million	2.5% Fee Reduction
$15 million to $20 million	5% Fee Reduction
$20 million to $25 million	7.5% Fee Reduction
$25 million to $30 million	10% Fee Reduction
Over $30 million	12.5% Fee Reduction

E.The table in Part I of the SAI under "PORTFOLIO MANAGERS: OTHER ACCOUNTS" pertaining to the Portfolio is hereby replaced with the following:

AST Large-Cap Value Portfolio

Subadviser	Portfolio	Registered	Other Pooled	Other	Ownership
	Managers	Investment	Investment	Accounts*	of Portfolio
		Companies*	Vehicles*		Securities*
PGIM	Rick	12/ $11.2 billion	None	None	None
Investments	Babich
LLC
	Jeffrey	9/ $7.1 billion	None	None	None
Peasley
Hotchkis and	George	21/$19.5 billion	10/$1.7 billion	47/$9.7 billion	None
Wiley Capital	Davis	2/$13.2 billion	1/$32.5 million	4/$1.3 billion
Management,
LLC
	Judd Peters	21/$19.5 billion	10/$1.7 billion	47/$9.7 billion	None
		2/$13.2 billion	1/$32.5 million	4/$1.3 billion
	Scott	21/$19.5 billion	10/$1.7 billion	47/$9.7 billion	None
	McBride	2/$13.2 billion	1/$32.5 million	4/$1.3 billion
	Patricia	21/$19.5 billion	10/$1.7 billion	47/$9.7 billion	None
	McKenna	2/$13.2 billion	1/$32.5 million	4/$1.3 billion
Massachusetts	Nevin	15/ $81.7 billion	4/ $6.6 billion	18/ $9.4 billion	None
Financial	Chitkara
Services
Company
	Katherine	12/ $77.8 billion	3/ $4.7 billion	18/ $9.4 billion	None
Cannan
T. Rowe Price	Mark S.	10/ $54.2 billion	30/ $46.5 billion	12/ $3.5 billion	None
Associates,	Finn, CFA,
Inc.	CPA
	John D.	18/ $40.5 billion	30/ $ 21.9 billion	14/ $3.2 billion	None
Linehan,
CFA
	Gabriel	5/ $11.1 billion	24/ $14.6 billion	10/ $3.0 billion	None
Solomon
	Heather K.	5/ $11.1 billion	19/ $5.9 billion	10/ $3.0 billion	None
McPherson
Wellington	Matthew C.	3/ $12.7 billion	1/ $774,768	None	None
Management	Hand, CFA
Company
LLP
	Adam H.	8/ $17.1 billion	3/ $373.4 million	1/ $25.4 million	None
Illfelder,
CFA
	W. Michael	12/ $74.9 billion	6/ $665.3 million	9/ $1.4 billion	None
Reckmeyer
III, CFA

* Information is as of December 31, 2021.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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